Note 9 - Deposits - Scheduled Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021	$ 216,732
2022	38,746
2023	20,419
2024	12,854
2025	6,999
Total	$ 295,750	$ 368,800